INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES

Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2022	2021
Corporate Bonds
Balance at start of the year	9,680	9,431
Disposals during the year	(14,239)	—
Additions during the year	—	1,350
Unrealized (loss)/gain recorded in other comprehensive income	(631)	(284)
Realized gain/(loss)*	5,190	—
Accumulated other-than-temporary impairment*	—	(817)
Balance at end of the year	—	9,680

	2022	2021
Equity Securities
Balance at start of the year	11,530	19,374
Disposals during the year	(17,422)	(9,608)
Unrealized gain /(loss)*	8,389	1,087
Realized gain*	4,592	725
Foreign currency translation loss	194	(48)
Balance at the end of year	7,283	11,530

Total Investment in Debt and Equity Securities	7,283	21,210

Equity Securities pledged to creditors	—	10,238

*Balances included in "Gain/(loss) on investments in debt and equity securities" in the Consolidated Statements of Operations.

Corporate Bonds

The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2022			Year ended December 31, 2021
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	—	—	—	4,132	487	4,619
NT Rig Holdco 12%	—	—	—	4,917	144	5,061
NT Rig Holdco 7.5%	—	—	—	—	—	—
Total corporate bonds	—	—	—	9,049	631	9,680

NorAm Drilling Company AS ("NorAm Drilling")

During the year ended December 31, 2022, the Company received an aggregate amount of $4.7 million from the redemption of NorAm Drilling bonds and recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.5 million previously recognized in other comprehensive income was recognized in the Consolidated Statements of Operations.
Oro Negro Drilling Pte. Ltd ("Oro Negro") and NT Rig Holdco ("NT Rig Holdco")

During the year ended December 31, 2020, the existing Oro Negro 12% Bonds and Oro Negro 7.5% Bonds were restructured by the issuer thereby resulting in the recognition of NT Rig Holdco Liquidity 12% Bonds and NT Rig Holdco 7.5% Bonds, and redemption of all the Oro Negro 12% Bonds and a substantial proportion of the Oro Negro 7.5% Bonds. The Company recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.1 million previously recognized in the Consolidated Statement of Operations in respect of the Oro Negro 12% Bonds was reversed.

During the year ended December 31, 2021, the Company acquired additional NT Rig Holdco Liquidity 12% Bonds for a total purchase price of $1.4 million (2020: $1.3 million). Also during the year ended December 31, 2021, an aggregate impairment loss of $0.8 million (2020: $4.3 million) was recorded in the Consolidated Statements of Operations in relation to the NT Rig Holdco 7.5% Bonds.

In the year ended December 31, 2021, the Company recognized an unrealized loss of $0.3 million (2020: gain $0.4 million) in respect of the NT Rig Holdco 12% Bonds and an unrealized gain of $0.0 million (2020: $0.0 million) in respect of the NT Rig Holdco 7.5% Bonds.

During the year ended December 31, 2022, the Company received an aggregate amount of $9.6 million from the redemption of NT Rig Holdco Liquidity 12% bonds and NT Rig Holdco 7.5% bonds, following the sale of five jack-up rigs by NT Rig Holdco. A realized gain of $4.7 million was recognized in the Consolidated Statements of Operations in relation to the redemption of the bonds.

Equity Securities

Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	2022	2021
Frontline*	—	10,238
NorAm Drilling	7,283	1,292
Total shares	7,283	11,530

*As of December 31, 2022, the carrying value of the shares held in Frontline plc (formerly Frontline Limited) (“Frontline”) pledged to creditors is $0.0 (2021: $10.2 million).

Frontline Shares

In December 2019, the Company entered into a forward contract to repurchase 3.4 million shares of Frontline, a related party, for $36.8 million in June 2020.

During the year ended December 31, 2020, the Company repurchased and simultaneously sold approximately 2.0 million shares in Frontline for total proceeds of $21.1 million and recorded gains of $2.3 million in the Consolidated Statements of Operations in respect of the sales.

The Company renewed the forward contract continuously from 2019 until September 2022. During the year ended December 31, 2022, the Company had a forward contract to repurchase 1.4 million shares (2021: 1.4 million shares) of Frontline, at a repurchase price of $16.7 million (2021: $16.4 million) including accrued interest. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. A net gain of $4.6 million was recognized in the Statement of Operations in respect of the settlement. (See also Note 22: Short-Term and Long-Term Debt, Note 26: Related Party Transactions and Note 29: Commitments and Contingent Liabilities).

Prior to the settlement, the Company had recognized a fair value adjustment gain of $2.6 million in the year ended December 31, 2022, (2021: gain $1.2 million; 2020: loss $16.0 million) in the Consolidated Statements of Operations.
NorAm Drilling

As of December 31, 2022 the Company held approximately 1.3 million shares (2021: 1.3 million) in NorAm Drilling which trade in the Norwegian Over the Counter market ("OTC"). The Company recognized a mark to market gain of $5.8 million (2021: loss $0.1 million, 2020: loss $2.5 million) in the Statement of Operations in the year ended December 31, 2022, together with a foreign exchange gain of $0.2 million (2021: loss $0.0 million; 2020: loss $0.3 million) in Other Financial Items in the Statement of Operations. (See also Note 26: Related Party Transactions).

ADS Maritime Holding

In 2018 the Company had acquired 4 million shares in ADS Maritime Holding Plc, formerly known as ADS Crude Carriers Plc (“ADS Maritime Holding”) for a total consideration of $10.0 million. (See Note 26: Related Party Transactions). In the year ended December 31, 2021, the Company recognized a mark to market gain of $0.0 million (2020: loss $3.9 million) in the Statement of Operations, along with a foreign exchange gain of $0.0 million (2020: loss $0.4 million) in Other Financial Items in the Statement of Operations.

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million, recognizing a gain of $0.7 million on disposal.